UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 through December 31, 2021
Date of Report (Date of earliest event reported):  February 8, 2022
Argentic Real Estate Finance LLC
(Exact name of securitizer as specified in its charter)
025-01712 (Commission File Number of securitizer)	0001624053 (Central Index Key Number of securitizer)
Michael Schulte, (646) 560-1744 (Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [X]

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02  Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Although Argentic Real Estate Finance LLC (“Argentic”) does not have any activity that it is required to report, pursuant to Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c) (2)), for the calendar year ending December 31, 2021, Argentic is filing an update attached as exhibit EX-1 to this Form ABS-15G with respect to the current information relating to the loan that is subject of the original repurchase request.
Explanatory Note:
We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
ARGENTIC REAL ESTATE FINANCE LLC (Securitizer)
By: /s/ Michael Schulte Name: Michael Schulte Title: Authorized Signatory

Date:  February 8, 2022